Stock Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Summary of Black- Scholes model using the following inputs	The fair value is measured at each reporting date using the Black-Scholes model using the following inputs.

	June 30,
	2021	2020
Expected (remaining) option term (in years)	3.69	4.64
Expected volatility%	65.0%	54.3%
Risk-free interest rate%	0.45%	0.29%
Expected dividend yield%	0%	0%
Fair value of common stock (per share)	$9.51	$2.07
The fair value is measured at each reporting date using the Black- Scholes model using the following inputs:

	Year Ended December 31,
	2020	2019
Expected (remaining) option term (in years)	4.13	5.14
Expected volatility	55.4%	52.4%
Risk-free interest rate	0.36%	1.69%
Expected dividend yield	—%	—%
Fair value of common stock (per share)	2.93	2.00